INTEREST BEARING DEPOSITS WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2016
Interest Bearing Deposits In Banks Details [Abstract]
Interest Bearing Deposits In Banks Tables

	2015	2016
	(EUR in millions)
Placements in EUR	1,815	1,840
Placements in other currencies	572	362
Total	2,387	2,202
Maturity analysis:
Up to 3 months	2,049	1,866
From 3 months to 1 year	8	7
Over 1 year	330	329
Total	2,387	2,202